As filed with the Securities and Exchange Commission on May 13, 2014, Registration Numbers  02-35439 and 811-1800

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 120	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 120	☒

(Check appropriate box or boxes)

U.S. GLOBAL INVESTORS FUNDS

(Exact Name of Registrant as Specified in Charter)

7900 CALLAGHAN ROAD
SAN ANTONIO, TEXAS 78229

(Address of Principal Executive Offices)

(210) 308-1234

Registrant’s Telephone Number, including Area Code

FRANK E. HOLMES, PRESIDENT

U.S. GLOBAL INVESTORS FUNDS

7900 CALLAGHAN ROAD

SAN ANTONIO, TEXAS 78229

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐      immediately upon filing pursuant to paragraph (b)

☒     on May 13, 2014, pursuant to paragraph (b)

☐      60 days after filing pursuant to paragraph (a)(i)

☐      on May 1, 2014, pursuant to paragraph (a)(i)

☐      75 days after filing pursuant to paragraph (a)(ii)

☐      on                  , pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐                   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the city of San Antonio, State of Texas, on this 13th day of May, 2014.

U.S. GLOBAL INVESTORS FUNDS

By:	/s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
* /s/ James F. Gaertner		May 13, 2014
James F. Gaertner	Trustee

* /s/ J. Michael Belz		May 13, 2014
J. Michael Belz	Trustee

/s/ Frank E. Holmes	Trustee, President,	May 13, 2014
Frank E. Holmes	Chief Executive Officer

* /s/ Clark R. Mandigo		May 13, 2014
Clark R. Mandigo	Trustee

* /s/ Joe C. McKinney		May 13, 2014
Joe C. McKinney	Trustee

* /s/ Lisa C. Callicotte		May 13, 2014
Lisa C. Callicotte	Treasurer

*BY:	/s/ Susan B. McGee
Susan B. McGee
Attorney-in-Fact under Power of Attorney Dated
October 17, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase